Property and Equipment (Details) (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Property and equipment, net [Abstract]
Cost	$ 856,285			$ 856,285
Accumulated Amortization	397,348			397,348
Net Book Value	458,937	487,740		458,937
Additions to property, plant and equipment	48,352	10,989
Depreciation	$ 77,155	$ 73,299	$ 66,367	$ 446,733